INCOME TAXES	12 Months Ended
Dec. 28, 2019
INCOME TAXES

J.INCOME TAXES

Income tax provisions for the years ended December 28, 2019, December 29, 2018, and December 30, 2017 are summarized as follows (in thousands):

	2019	2018	2017
Currently Payable:
Federal	$35,267	$31,492	$44,413
State and local	10,071	7,544	8,579
Foreign	5,834	5,527	6,240
	51,172	44,563	59,232
Net Deferred:
Federal	6,895	2,965	(7,681)
State and local	805	(522)	(864)
Foreign	(602)	(1,565)	1,280
	7,098	878	(7,265)
	$58,270	$45,441	$51,967

The components of earnings before income taxes consist of the following:

	2019	2018	2017
U.S.	$220,532	$180,261	$151,395
Foreign	20,142	17,592	24,612
Total	$240,674	$197,853	$176,007

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2019	2018	2017
Statutory federal income tax rate	21.0%	21.0%	35.0%
State and local taxes (net of federal benefits)	3.9	3.8	3.0
Effect of noncontrolling owned interest in earnings of partnerships	(0.1)	(0.1)	(0.2)
Manufacturing deduction	n/a	n/a	(2.5)
Tax credits, including foreign tax credit	(1.3)	(1.6)	(2.0)
Change in uncertain tax positions reserve	(0.1)	0.1	0.4
Other permanent differences	0.5	0.6	(0.1)
Other, net	0.3	(0.7)	(0.6)
Impact of Tax Act and reduction of corporate tax rate (a)	n/a	(0.1)	(3.5)
Effective income tax rate	24.2%	23.0%	29.5%

(a)	On December 22, 2017, the U.S government enacted comprehensive tax legislation commonly referred to as the Tax Cut and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not limited to reducing the U.S. federal corporate tax rate from 35 percent to 21 percent, effective January 1, 2018. Shortly after the Tax Act was enacted, the SEC issued accounting guidance, which provided a one-year measurement period during which a company may complete its accounting for the impacts of the Tax Act. As a result of the U.S. federal corporate rate reduction, the Company recorded a tax benefit of $6.1 million for the period ending December 30, 2017, and an additional tax benefit of $0.3 million for the period ending December 29, 2018.

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 28, 2019 and December 29, 2018 are as follows (in thousands):

	2019	2018
Employee benefits	$22,420	$20,914
Lease liability	20,255	—
Net operating loss carryforwards	6,411	6,520
Foreign subsidiary capital loss carryforward	519	504
Other tax credits	620	586
Inventory	993	1,090
Reserves on receivables	1,266	802
Accrued expenses	2,318	1,593
Other, net	3,159	2,785
Gross deferred income tax assets	57,961	34,794
Valuation allowance	(2,447)	(2,707)
Deferred income tax assets	55,514	32,087
Depreciation	(34,001)	(24,881)
Intangibles	(21,375)	(20,225)
Right of use assets	(20,255)	—
Other, net	—	—
Deferred income tax liabilities	(75,631)	(45,106)
Net deferred income tax liability	$(20,117)	$(13,019)

As of December 28, 2019, the company had federal, state and foreign net operating loss carryforwards of $6.4 million and state tax credit carryforwards of $0.6 million, which will expire at various dates.

The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2019 - 2023	$—	$173	$—	$—	$620
2024 - 2028	—	285	1,279	—	—
2029 - 2033	2,124	748	213	—	—
2034 - 2038	28	854	—	—	—
Thereafter	—	243	464	—	—
Total	$2,152	$2,303	$1,956	$—	$620

As of December 28, 2019, we believe that it is more likely than not that the benefit from certain state and foreign NOL carryforwards as well as certain state tax credit carryforwards will not be realized. In recognition of this risk, we have provided a valuation allowance against various NOL and tax credit carryforwards. Furthermore, there is a valuation allowance of $0.5 million against a capital loss carryforward we have for a wholly-owned subsidiary, UFP Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this carryforward is doubtful. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.

The Company early adopted FASB ASU No. 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017. The adoption of this update resulted in a reclassification between accumulative other comprehensive income and accumulated earnings in 2018.